Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,627,181	$ 1,597,147
Restricted cash	198,285	159,623
Total cash, cash equivalents and restricted cash	$ 1,825,466	$ 1,756,770	$ 1,914,753	$ 1,495,290